GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
1.	General

Amarantus Bioscience Holdings, Inc. (“Amarantus” or the “Company”) was incorporated on January 14, 2008 in the state of Delaware and was reincorporated in Nevada on March 22, 2013. The Company is a development stage biopharmaceutical drug development company dedicated to sourcing high-potential therapeutic platform technologies and aligning its development with complementary clinical-stage compounds to reduce overall enterprise risk. Through September 30, 2013, the Company has been primarily engaged in biotechnology research and development and raising capital to fund its operations.

1. General

Amarantus Bioscience, Inc. (the “Company”) was incorporated on January 14, 2008 in the state of Delaware. The Company is a development stage biopharmaceutical drug development company dedicated to sourcing high-potential therapeutic platform technologies and aligning their development with complementary clinical-stage compounds to reduce overall enterprise risk. Through December 31, 2012, the Company has been primarily engaged in biotechnology research and development and raising capital.